GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of total revenues and real estate property
The following present total revenues for the years ended December 31, 2018, 2017 and 2016 and real estate property as of December, 31, 2018, 2017 and 2016:

	2018		2017		2016
		Real estate		Real estate		Real estate
	Total revenues	property, net	Total revenues	property, net	Total revenues	property, net

Switzerland	$12,322	$162,706	$12,288	$165,981	$12,104	$160,089
Germany	3,261	30,736	3,268	32,152	3,338	28,864
United States	1,025	18,907	1,031	18,593	896	18,737

	$16,608	$212,349	$16,587	$216,726	$16,338	$207,690